Note 29 (Tables)	6 Months Ended
Jun. 30, 2026
Capital Base And Capital Management [Abstract]
Capital Ratios [Table Text Block]
The eligible capital instruments and the risk-weighted assets (hereinafter "RWA") of the Group are shown below, calculated in accordance with the applicable regulation, considering the entities in scope required by such regulation, as of June 30, 2026 and December 31, 2025:

CAPITAL RATIOS

	June 2026 ⁽¹⁾	December 2025
Eligible Common Equity Tier 1 capital (millions of Euros) (a)	54,626	50,446
Eligible Additional Tier 1 capital (millions of Euros) (b)	6,484	5,488
Eligible Tier 2 capital (millions of Euros) (c)	12,675	12,431
Risk Weighted Assets (millions of Euros) (d)	423,497	397,241
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	12.90%	12.70%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.53%	1.38%
Tier 1 capital ratio (Tier 1) (A)+(B)	14.43%	14.08%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.99%	3.13%
Total capital ratio (A)+(B)+(C)	17.42%	17.21%
(1) Provisional data.

Leverage Ratio [Table Text Block]
The breakdown of the leverage ratio as of June 30, 2026 and December 31, 2025, calculated according to CRR (Capital Requirements Regulation), is as follows:

LEVERAGE RATIO

	June 2026 ⁽¹⁾	December 2025
Tier 1 (millions of Euros) (a)	61,110	55,934
Exposure to leverage ratio (millions of Euros) (b)	1,018,949	908,869
Leverage ratio (a)/(b) (percentage)	6.00%	6.15%
(1) Provisional data.